Employee share ownership plans (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Description of Plans

The table below provides a description of each of the plans.

Plan	STIP and GSTIP	LTIP and MAP	Transitional Executive KMP awards	Shareplus
Type	Short-term incentive	Long-term incentive	Long-term incentive	All-employee share purchase plan

Overview

The STIP is a plan for the Executive KMP and the GSTIP is a plan for BHP senior management who are not KMP.

Under both plans, half of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Billiton Limited or BHP Billiton Plc shares at the end of the vesting period.

The LTIP is a plan for Executive KMP and awards are granted annually.

The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant’s role and grade.

			Awards may be granted to new Executive KMP recruited from within the Group to bridge the gap created by the different timeframes of the vesting of MAP awards, granted in their non-KMP role, and LTIP awards, granted to Executive KMP. No Transitional awards were granted to Executive KMP in FY2018.	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.

Vesting conditions	Service condition only.

LTIP: Service and performance conditions.

For awards granted from December 2013 onwards, BHP’s Total Shareholder Return (TSR)(1) performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP’s TSR(1) must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. Since the establishment of the LTIP in 2004, this percentage has been set at 5.5 per cent per year.

MAP: Service conditions only.

Service conditions and performance conditions.

The Remuneration Committee has absolute discretion to determine if the performance condition has been met and whether any, all or part of the award will vest (or otherwise lapse), having regard to (but not limited to) the BHP’s TSR(1) over the three- or four-year performance period (respectively), the participant’s contribution to Group outcomes and the participant’s personal performance (with guidance on this assessment from the CEO).

Service conditions only.

Vesting period	2 years	LTIP – 5 years MAP – 1 to 5 years	3 years or 4 years	3 years

Dividend Equivalent Payment	Yes, except GSTIP awards granted after 1 July 2011	Yes, except MAP granted after 1 July 2011	No	No

Exercise period	None	LTIP – None MAP – None	None	None

(1)	BHP’s TSR is the weighted average of the TSRs of BHP Billiton Limited and BHP Billiton Plc.

Summary of Employee Share Awards

Employee share awards

2018	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Number of awards vested and exercisable at the end of the financial year	Weighted average remaining contractual life (years)
BHP Billiton Limited
STIP awards	497,634	274,743	464,349	–	308,028	–	1.0
GSTIP awards	2,001,583	1,422,338	1,383,656	31,810	2,008,455	28,981	0.8
LTIP awards	4,679,513	1,523,309	65,247	156,600	5,980,975	–	2.5
Transitional OMC awards	137,194	–	61,485	28,869	46,840	–	0.7
MAP awards	7,348,428	5,731,891	2,185,614	515,442	10,379,263	60,134	1.5
Shareplus	5,998,517	2,483,091	3,184,545	521,984	4,775,079	–	1.2
Employee Share Plan shares (legacy plan)	338,883	–	338,883	–	–	–	n/a

BHP Billiton Plc
GSTIP awards	84,250	40,957	59,577	1,762	63,868	–	0.8
LTIP awards	386,912	–	74,988	311,924	–	–	n/a
MAP awards	596,443	133,926	406,783	8,135	315,451	–	1.3
Shareplus	336,108	137,832	165,450	26,331	282,159	–	1.2

Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued

Fair value and assumptions in the calculation of fair value for awards issued

2018	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
BHP Billiton Limited
STIP awards	20.65	n/a	3 years	A$27.97	n/a	n/a
GSTIP awards	18.83	n/a	3 years	A$25.98	n/a	4.30%
LTIP awards	13.11	2.08%	5 years	A$27.97	33.0%	n/a
MAP awards	18.37	n/a	1-2-3 years	A$25.98	n/a	4.30%
Shareplus	18.12	1.85%	3 years	A$24.00	n/a	4.33%

BHP Billiton Plc
GSTIP awards	16.48	n/a	3 years	£13.29	n/a	5.10%
MAP awards	15.62	n/a	1-2-3 years	£13.29	n/a	5.10%
Shareplus	13.48	0.17%	3 years	£12.34	n/a	5.10%

Employee share awards expense is US$123.313 million (2017: US$106.214 million; 2016: US$140.445 million). (1)

(1)	Total employee share awards expense includes Onshore US. Refer to note 4 ‘Expenses and other income’ employee share awards for continuing operations.